As filed with the U.S. Securities and Exchange Commission on February 13, 2017

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 107
and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 109

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A for Calamos Investment Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until March 1, 2017, the effectiveness of Post-Effective Amendment No. 106 (“PEA No. 106”), which was filed with the Commission via EDGAR Accession No. 0001193125-16-797430 on December 19, 2016, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The Registrant’s updated Prospectuses, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before March 1, 2017.

This Registration Statement contains the following papers and documents:

Cover Sheet

Part A – Prospectuses*

Part B – Statement of Additional Information*

Part C – Other Information*

Signature Page

*	Incorporated herein by reference to PEA No. 106.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 107 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and the State of Illinois on the 13th day of February, 2017.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 107 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos, Sr. John P. Calamos, Sr.	Trustee and President (principal executive officer)	) ) )	February 13, 2017

/s/ John E. Neal* John E. Neal	Trustee	) ) )	February 13, 2017

/s/ William R. Rybak* William R. Rybak	Trustee	) ) )	February 13, 2017

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) ) )	February 13, 2017

/s/ David D. Tripple* David D. Tripple	Trustee	) ) )	February 13, 2017

/s/ Virginia G. Breen* Virginia G. Breen	Trustee	) ) )	February 13, 2017

/s/ Theresa A. Hamacher* Theresa A. Hamacher	Trustee	) ) )	February 13, 2017

/s/ Thomas E. Herman Thomas E. Herman	Vice President and Chief Financial Officer	) ) )	February 13, 2017

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact February 13, 2017